Relationship with Parent and Related Entities - Founder Shares (Details) - Avista Public Acquisition Corp. II [Member] - USD ($)			2 Months Ended	9 Months Ended	11 Months Ended
	Jun. 16, 2021	Feb. 12, 2021	Mar. 31, 2021	Sep. 30, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Aggregate purchase price			$ 25,000		$ 25,000
Founder Shares | Sponsor | Common Class B [Member]
RELATED PARTY TRANSACTIONS
Aggregate purchase price		$ 25,000
Number of shares issued	35,000	5,750,000
Total number of shares transferred	105,000
Shares subject to forfeiture	105,000	750,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders		20.00%
Threshold Period For Not To Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination				1 year	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)					$ 12
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination					20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination					30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences					150 days
Founder Shares | Sponsor | Common Class A [Member]
RELATED PARTY TRANSACTIONS
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)				$ 12
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				150 days